Stock Incentive Plans (Details) - USD ($)	9 Months Ended	24 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Incentive Plans
Number of shares, Options Outstanding, Beginning	2,367,369	2,168,787	2,037,119
Number of shares, Options Outstanding, granted	257,500	280,250	915,524
Number of shares, Options Outstanding, exercised	0		(14,666)
Number of shares, Options Outstanding, cancelled/forfeited	0	(81,668)	(769,190)
Number of shares, Options Outstanding, Ending Balance	2,624,869	2,367,369	2,168,787
Weighted average exercise price, option outstanding, Beginning Balance	$ 0.714	$ 0.44	$ 0.409
Warrants, weighted average exercise price, options granted	2.88	2.88	1.00
Warrants, weighted average exercise price, options exercised	0		(1.00)
Warrants,Weighted average exercise price, Options cancelled/forfeited	0	1.00	1.00
Weighted average exercise price, option outstanding, Ending Balance	$ 0.926	$ 0.714	$ 0.445
Number of shares, Options Outstanding, Beginning	$ 1,690,029	$ 964,577	$ 832,909
Number of shares, Options Outstanding, granted	741,600	807,120	915,524
Number of shares, options outstanding, exercised	0		(14,666)
Number of shares, Options Outstanding, forfeitures	0	(81,668)	(769,190)
Number of shares, Options Outstanding, Ending	$ 2,431,629	$ 1,690,029	$ 964,577